SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Operating activities
Net income	$ 70.2	$ 151.7	$ 143.6
Items not affecting cash:
Income tax recovery	15.8	12.0	38.9
Share-based payment	11.3	8.5	3.8
Changes in assets and liabilities	102.5	(130.6)	(100.7)
Net cash from operating activities	293.7	62.5	73.4
Investing activities
Investment in shares of subsidiary	0.0	0.0	(33.6)
Net cash used in investing activities	(32.0)	(62.3)	(82.9)
Financing activities
Subordinate voting shares purchased for cancellation	0.0	(38.7)	0.0
Exercise of stock options	4.0	2.4	3.1
Net cash from (used in) financing activities	197.0	(58.7)	3.1
Increase (decrease) in cash	446.2	(56.9)	(6.7)
Cash, beginning of period	31.7	88.6	95.3
Cash, end of period	477.9	31.7	88.6
Parent company
Operating activities
Net income	64.6	154.5	144.3
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(74.3)	(156.6)	(147.6)
Income tax recovery	(4.7)	(0.6)	(1.0)
Share-based payment	11.3	7.8	3.8
Cash flows from (used in) operations before changes in working capital	(3.1)	5.1	(0.5)
Changes in assets and liabilities	2.8	(9.6)	(1.3)
Net cash from operating activities	(0.3)	(4.5)	(1.8)
Investing activities
Dividend received	0.0	38.7	0.0
Investment in shares of subsidiary	0.0	0.0	(1.5)
Net cash used in investing activities	0.0	38.7	(1.5)
Financing activities
Subordinate voting shares purchased for cancellation	0.0	(37.1)	0.0
Exercise of stock options	4.0	2.4	3.1
Net cash from (used in) financing activities	4.0	(34.7)	3.1
Increase (decrease) in cash	3.7	(0.5)	(0.2)
Cash, beginning of period	0.6	1.1	1.3
Cash, end of period	$ 4.3	$ 0.6	$ 1.1